   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 8, 2014.

                                                             FILE NO. 333-151805

                                                                       811-10559

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 19                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 82                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 547-5000

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 STATE STREET
                        SPRINGFIELD, MASSACHUSETTS 01111

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on September 29, 2014 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Prospectuses and Statements of Additional Information are incorporated in Part A and B respectively of this Post-Effective Amendment No. 19, by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-151805), as filed on April 25, 2014. The financial statements are incorporated in Part B of this Post-Effective Amendment No. 19, by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-151805), as filed on August 1, 2014.

A supplement dated September 8, 2014 to the Prospectuses is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 19 does not supersede Post-Effective Amendment No. 17 filed on April 25, 2014.

                                     PART A

            HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042        HV-5244 -- PremierSOLUTIONS Standard (Series II)
333-72042        HV-5795 -- PremierSOLUTIONS Standard (Series A)
333-72042        HV-6779 -- PremierSOLUTIONS Standard (Series A-II)
333-72042        HV-6775 -- PremierSOLUTIONS Cornerstone (Series II)
333-72042        HV-3573 -- PremierSOLUTIONS Chicago Public Schools

333-151805       HV-6776 -- Premier Innovations(SM)
333-151805       HV-6778 -- Premier Innovations(SM) (Series II)
333-151805       HV-6777 -- Hartford 403(b) Cornerstone Innovations

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             SUPPLEMENT DATED SEPTEMBER 8, 2014 TO YOUR PROSPECTUS

FUND ADDITION

VICTORY MUNDER MID-CAP CORE GROWTH FUND -- CLASS A

    Effective on or about September 30, 2014, the following information is added to your Prospectus:

    ON THE COVER PAGE, VICTORY MUNDER MID-CAP CORE GROWTH FUND -- CLASS A IS ADDED ALPHABETICALLY TO THE LIST OF UNDERLYING FUNDS.

    IN THE SECTION ENTITLED "THE FUNDS", THE FOLLOWING INFORMATION IS ADDED ALPHABETICALLY UNDER "RETAIL MUTUAL FUNDS":

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Victory Munder Mid-Cap Core Growth Fund -- Class  Provide long-term capital               Victory Capital Management Inc.
  A                                                appreciation.

    THE FOLLOWING LANGUAGE IS ADDED AS THE LAST SENTENCE OF THE INTRODUCTION TO THE "ACCUMULATION UNIT VALUES" TABLE:

    There is no information for the Victory Munder Mid-Cap Core Growth Fund Sub-Account because as of December 31, 2013, the Sub-Account had not commenced operation.

FUND REORGANIZATION

MUNDER MID-CAP CORE GROWTH FUND -- CLASS A

    A special shareholder meeting of the Munder Mid-Cap Core Growth Fund ("Merging Fund") is scheduled for September 9, 2014, for the purpose of voting on the proposed reorganization of the Merging Fund into a newly created series of The Victory Portfolios, specifically the Victory Munder Mid-Cap Core Growth Fund ("Acquiring Fund"). If the proposed reorganization is approved, all of the net assets of the Merging Fund will be transferred into the Acquiring Fund and shareholders of the Merging Fund will receive shares of the Acquiring Fund. The proposed reorganization will occur as soon as practicable after shareholder approval has been obtained ("closing date").

    Due to the reorganization, you will no longer be able to allocate new Contributions or make transfers to the Merging Fund Sub-Account, including program trades, after the closing date.

    As a result of the reorganization, if any of your Participant Account value is allocated to the Merging Fund Sub-Account, that amount will be merged into the Acquiring Fund Sub-Account. If any portion of your future Contribution is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the close of trading on the New York Stock Exchange on the closing date, any transaction that includes an allocation to the Merging Fund Sub-Account will be allocated automatically to the Acquiring Fund Sub-Account.

    Prior to the date of the reorganization, you are permitted to make one special transfer of all your Participant Account invested in the Merging Fund Sub-Account to other available Sub-Accounts. This one special transfer will not be counted toward any limitations on transfers under your Contract.

    Participants who are automatically transferred to the Acquiring Fund Sub-Account as a result of the reorganization will be permitted to make one special transfer out of the Acquiring Fund Sub-Account to other available Sub-Accounts until 60 days after the date of the reorganization. This one special transfer will not be counted toward any limitations on transfers under your Contract.

    Effective as of the close of trading on the New York Stock Exchange on the closing date, unless you direct us otherwise, if you are enrolled in any Dollar Cost Averaging Program, Asset Rebalancing Program or other administrative program that includes transfers of Participant Account value or allocation to the Merging Fund Sub-Account, your enrollment will terminate automatically.

    In the event that the proposed reorganization is approved, effective as of the close of trading on the New York Stock Exchange on the closing date, all references and information contained in the Prospectus for your Contract related to the Merging Fund are deleted and replaced with the Acquiring Fund.

THE PROSPECTUS IS AMENDED TO REFLECT THE ABOVE CHANGES.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
              (b) Form of Sales Agreement.(2)
       (4)    Form of Group Variable Annuity Contract.(1)
       (5)    Form of the Application.(1)
       (6)    (a) Articles of Incorporation of Hartford.(1)
              (b) Amended and Restated Bylaws of Hartford.(3)
       (7)    Reinsurance Agreement.(2)
       (8)    Fund Participation Agreements and Amendments
              (a) Fred Alger & Company, Incorporated(4)
              (b) Alliance Fund Distributors, Inc.(4)
              (c) American Century Investment Services, Inc.(4)
              (d) American Funds Distributors, Inc.(4)
              (e) Ave Maria -- distributed by Ultimus Fund Distributors, LLC(4)
              (f) BlackRock Distributors, Inc. (Includes LifePath)(4)
              (g) BMO -- distributed by Grand Distribution Services, LLC(4)
              (h) Calamos Financial Services LLC(4)
              (i) Calvert Distributors, Inc.(4)
              (j) Columbia Funds Distributor, Inc.(4)
              (k) Davis Distributors, LLC(4)
              (l) Delaware Distributors, L.P.(4)
              (m) Domini -- distributed by DSIL Investment Services LLC(4)
              (n) Dreyfus Services Corporation(4)
              (o) DWS -- distributed by Scudder Investments Service Company(4)
              (p) Eaton Vance Distributors, Inc.(4)
              (q) Federated Securities Corporation(4)
              (r) Fidelity Distributors Corporation(4)
              (s) Franklin/Templeton Distributors, Inc. (Mutual Series)(4)
              (t) Franklin/Templeton Distributors, Inc. (Strategic Series)(4)

              (u)    Franklin/Templeton Distributors, Inc. (Templeton Series)(4)
              (v)    Frost -- distributed by SEI Investments Distribution Co.(4)
              (w)    Goldman, Sachs & Co.(4)
              (x)    Hartford Investment Financial Services Company (Retail
                     Funds)(4)
              (y) Hartford Securities Distribution Company, Inc. (Insurance Funds)(4)
              (z)    Invesco Distributors, Inc.(4)
              (aa)   Ivy Funds Distributor, Inc.(4)
              (bb)   Janus Distributors, Inc. (Includes Perkins)(4)
              (cc)   JPMorgan Distribution Service, Inc.(4)
              (dd)   Legg Mason Wood Walker, Incorporated(4)
              (ee)   LKCM -- distributed by Quasar Distributors, LLC(4)
              (ff) Loomis Sayles -- distributed by IXIS Asset Management Distributors, L.P.(4)
              (gg)   Lord Abbett Distributor LLC(4)
              (hh)   Managers Distributors, Inc.(4)
              (ii)   MFS Fund Distributors, Inc. (Includes Massachusetts)(4)
              (jj)   Munder -- distributed by Funds Distributor, Inc.(4)
              (kk)   Neuberger & Berman Management Incorporated(4)
              (ll)   Nuveen Investments, LLC(4)
              (mm)   OppenheimerFunds Distributor, Inc.(4)
              (nn)   PIMCO Funds Distributors LLC (Includes Allianz)(4)
              (oo)   Pioneer Funds Distributor, Inc.(4)
              (pp)   Prudential Investment Management Services LLC(4)
              (qq)   Putnam Mutual Funds Corp.(4)
              (rr)   RidgeWorth Distributors LLC(4)
              (ss)   Royce Fund Services, Inc.(4)
              (tt)   Russell Financial Services, Inc.(4)
              (uu)   T. Rowe Price Investment Services, Inc.(4)
              (vv)   Teachers Personal Investors Services, Inc.(4)
              (ww)   Thornburg Securities Corp.(4)
              (xx)   Timothy Partners, Ltd.(4)
              (yy)   UBS -- distributed by Brinson Advisors, Inc.(4)
              (zz) Victory -- distributed by BISYS Fund Services Limited Partnership(4)
              (aaa)  Wells Fargo Funds Distributor, LLC(4)

                     (i) First Amendment to the Retail Fund Participation Agreement By and Between Hartford Life Insurance Company and Wells Fargo Funds Distributor, LLC(5)
                     (ii) Second Amendment to the Retail Fund Participation Agreement By and Between Hartford Life Insurance Company and Wells Fargo Funds Distributor, LLC.(5)
              (bbb) MML Distributers, LLC(5)
       (9) Opinion and Consent of Lisa Proch, Vice President and Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

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(1) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(2) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement File No. 33-59541, filed on April 22, 2013.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

(4) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement File No. 333-151805, filed on April 23, 2012.

(5) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement File No. 333-151805, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Ellen T. Below                      Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President, Director of Taxes
Robert A. Cornell                   Actuary, Vice President
Richard C. Costello                 Assistant General Counsel, Senior Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Csabor Gabor                        Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (4)              Vice President
Lisa S. Levin                       Corporate Secretary
Vernon Meyer                        Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Lisa Proch                          Vice President, Chief Compliance Officer of Talcott Resolution
David C. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                  Vice President

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Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(4)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement File No. 333-72042, filed on August 1, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of August 29, 2014, there were 2,149 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) MMLD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

    (b) Officers and Member Representatives of MML Distributors, LLC

                                             POSITIONS AND OFFICES                 PRINCIPAL BUSINESS
NAME                                            WITH UNDERWRITER                        ADDRESS
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Stephen Alibozek                     Entity Contracting Officer                            *
Cindy Belmore                        Chief Compliance Officer                              **
Todd Cyboron                         Chief Technology Officer                              *
Edward K. Duch III                   Assistant Secretary                                   *
Jennifer L. Dupuis-Krause            Assistant Secretary                                   *
Michael Fanning                      Member Representative                                 *
Bruce C. Frisbie                     Assistant Treasurer                                   *
Brian Haendiges                      Vice President                                        **
Nathan L. Hall                       Chief Financial Officer                               *
                                     Treasurer
H. Bradford Hoffman                  Chief Risk Officer                                    *
Kevin LaComb                         Assistant Treasurer                                   *
Melissa Millan                       Vice President                                        **
Mario Morton                         Registration Manager                                  *
Kathy Rogers                         Continuing Education Officer                          *
Robert S. Rosenthal                  Chief Legal Officer                                   *
                                     Vice President
                                     Secretary
Elaine Sarsynski                     Chief Executive Officer                               **
                                     President
Barbara Upton                        Assistant Vice President                              **
Donna Watson                         Assistant Treasurer                                   **
Eric Wietsma                         Vice President                                        **

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*   1295 State Street, Springfield, MA 01111-0001

**  100 Bright Meadow Blvd., Enfield, CT 06082

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 8th day of September, 2014.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    Beth A. Bombara                      *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       Beth A. Bombara                             Sadie R. Gordon
       Chief Executive Officer,                    Attorney-In-Fact
       President and Chairman of the
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth A. Bombara
       -----------------------------------
       Beth A. Bombara
       Chief Executive Officer,
       President, and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, Chief Executive Officer, President,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*                           *By:      /s/ Sadie R. Gordon
                                                                                     -----------------------------------------
Robert W. Paiano, Senior Vice President, Treasurer, Director*                        Sadie R. Gordon
Peter F. Sannizzaro, Chief Accounting Officer,                                       Attorney-in-Fact
 Chief Financial Officer, Senior Vice President*                           Date:     September 8, 2014

333-151805

                                 EXHIBIT INDEX

  (9) Opinion and Consent of Lisa Proch, Vice President and Assistant General Counsel.
 (10)           Consent of Deloitte & Touche LLP.
 (99)           Copy of Power of Attorney.